Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 2,306	$ 2,478	$ 0
Accounts receivable, net of allowance for doubtful accounts of $343 and $343, respectively	7,586	10,061	7,595
Prepaid expenses and other current assets	381	268	115
Other assets		0	5
TOTAL CURRENT ASSETS	10,273	12,807	7,715
Property and equipment, net	1,086	910	129
Restricted cash	195	183	124
Deferred financing costs	68	74	0
Intangible assets	2,070	2,126	386
Goodwill	11,816	11,816	0
TOTAL ASSETS	25,508	27,916	8,354
CURRENT LIABILITIES
Accounts payable and accrued liabilities	4,418	4,629	2,435
Accrued compensation	960	1,180	214
Short term debt	2,871	3,304	0
Note payable stockholder, current	1,101		0
Cash overdraft		0	670
Due to related party		0	343
TOTAL CURRENT LIABILITIES	9,350	9,113	3,662
COMMITMENTS AND CONTINGENCIES
Deferred rent	5	9	20
Deferred tax liability	272	272	0
Other liabilities	224	224	0
Note payable stockholder, non-current	201	302	0
TOTAL LIABILITIES	10,052	9,920	3,682
STOCKHOLDERS' EQUITY
Preferred Stock, $0.0001 par value, authorized 1,000,000 shares, none issued
Common stock, $0.0001 par value, authorized 300,000,000 shares, issued and outstanding 83,156,969 and 83,156,969, at March 31, 2014 and December 31, 2013, respectively	8	8	2
Additional paid-in capital	17,891	17,820	4,316
Retained (Accumulated deficit) earnings	(2,443)	168	354
TOTAL STOCKHOLDERS' EQUITY	15,456	17,996	4,672
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 25,508	$ 27,916	$ 8,354